Principal Accounting Policies - Schedule of Concentration Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Customer accounts receivable		[1]	$ 4,000
Concentration risk percentage		[1]	42.60%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Customer accounts receivable		[1]	$ 5,380
Concentration risk percentage		[1]	57.40%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Customer accounts receivable	$ 84,128			[1]
Concentration risk percentage	53.70%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Customer accounts receivable	$ 72,642			[1]
Concentration risk percentage	46.30%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage		[1]	35.20%
Customer accounts payable		[1]	$ 530,104
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage		[1]	23.70%
Customer accounts payable		[1]	$ 356,360
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage	39.80%			[1]
Customer accounts payable	$ 154,725			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage	18.80%			[1]
Customer accounts payable	$ 73,100			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk percentage	12.20%			[1]
Customer accounts payable	$ 47,556			[1]

[1]	Represent percentage less than 10%